Financial income (expense), net	9 Months Ended
Sep. 30, 2019
Financial income (expense), net
Financial income (expense), net

5. Financial income (expense), net

The components of financial income (expense), net are as follows:

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars)	2019	2018	2019	2018
Interest income	$189	$179	$685	$540
Interest expense:
Interest expense	(6,240)	(6,480)	(18,849)	(19,862)
Commitment fees	(86)	—	(346)	(37)
Amortization of debt issuance cost and fair value of debt assumed	(631)	(175)	(1,746)	(538)
Total interest expense	(6,957)	(6,655)	(20,941)	(20,437)
Gain (loss) on debt extinguishment	—	—	1,030	—
Gain (loss) on derivative instruments	—	516	—	1,692
Other items, net:
Foreign exchange gain (loss)	(105)	(98)	(160)	(238)
Bank charges, fees and other	(110)	(37)	(248)	(109)
Withholding tax on interest expense and other	(639)	(645)	(2,252)	(1,919)
Total other items, net	(854)	(780)	(2,660)	(2,266)
Total financial income (expense), net	$(7,622)	$(6,740)	$(21,886)	$(20,471)

Interest income related to cash balances and interest accrued on the advances to the joint ventures for each of the three and nine months ended September 30, 2019 and 2018. As of January 1, 2019, interest expense includes reclassifications from accumulated other comprehensive income and other gains or losses from derivatives due to the adoption of the revised guidance for derivatives and hedging. Refer to note 2. Refer to note 13 for additional information on the types of gains and losses on derivatives included in interest expense. Interest expense also includes interest related to the revolving credit facility from Höegh LNG, the Lampung facility, the Gallant/Grace facility for the period from January 1, 2018 to January 31, 2019 and the $385 million facility for the period from January 31, 2019 to September 30, 2019. The gain on debt extinguishment relates to the refinancing of the Gallant/Grace facility with the $385 million facility. When the entities owning the Höegh Gallant and the Höegh Grace were acquired, a premium on the debt under the Gallant/Grace facility was recognized. The unamortized balance was recorded as a gain when the debt was extinguished on January 31, 2019. Refer to note 9.